Income Taxes - Schedule of tax effects of temporary differences of the deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Oct. 03, 2020	Sep. 28, 2019
Deferred tax assets:
Compensation accruals	$ 5,433	$ 948
Deferred rent	0	1,228
Inventory	1,053	681
Interest limitation	6,919	17,886
Lease liabilities	46,644	0
Property and equipment	0	590
Reserves and other accruals	354	0
Total deferred tax assets	60,403	21,333
Deferred tax liabilities:
Property, plant, and equipment	(611)	0
Intangibles	(3,258)	(2,456)
Reserves and other accruals	0	(2,673)
Leased assets	(44,014)	0
Deferred financing cost	(512)	(646)
Total deferred tax liabilities	(48,395)	(5,775)
Valuation allowance	(5,425)	(16,798)
Deferred tax assets (liabilities), net	$ 6,583	$ (1,240)